                      CENTENNIAL NEW YORK TAX EXEMPT TRUST
                    Supplement dated June 10, 2004 to the
                       Prospectus dated August 22, 2003

The Trust will be open for business on June 11, 2004.  Any purchase, exchange or redemption orders received on June 11, 2004 as set forth in the prospectus will be processed at the net asset value determined on June 11, 2004.

June 10, 2004                                         PS0180.010

                      CENTENNIAL NEW YORK TAX EXEMPT TRUST
                  Supplement dated June 2, 2004 to the
                  Prospectus dated August 22, 2003 and
           Superseding the Supplement dated November 6, 2003

The Prospectus is changed as follows:

1. The following paragraph replaces the paragraph captioned:  "Portfolio
Managers." on page 11 of the prospectus:

Portfolio Managers. The portfolio manager of the Trust is the person principally responsible for the day-to-day management of the
      Trust's portfolio.  The portfolio manager of the Trust is John C.
      Bonnell.  Mr. Bonnell has had this responsibility since May
      2004.  Mr. Bonnell is a Vice President of the Manager, and an
      officer and portfolio manager of other funds for which the
      Manager or an affiliate serves as investment advisor.  Prior to joining the Manager, he had been a portfolio manager at Strong
      Financial Corporation (1999-2004).

June 2, 2004                                          PS0780.009

                  CENTENNIAL NEW YORK TAX EXEMPT TRUST
                  Supplement dated June 7, 2004 to the
   Statement of Additional Information dated August 22, 2003, Revised
                           November 20, 2003

The Statement of Additional Information is changed as follows:

1.    The first sentence in the fourth paragraph in the section titled
      "Trustees and Officers of the Trust." On page 31 is deleted and replaced as follows:

      Messrs. Bonnell, Murphy, Vottiero, Wixted and Zack, and Mses.
      Bechtolt, and Ives, who are officers of the Trust, respectively hold the same offices with one or more of the other Board II
      Funds as with the Fund.

2.    The first paragraph on page 38 is deleted and replaced as
      follows:

      The address of the Officers in the chart below is as follows: for
      Mr. Zack, Two World Financial Center, 225 Liberty Street - 11th
      Floor, New York, NY 10281-1008, for Messrs. Bonnell, Vottiero and
      Wixted and Mses. Bechtolt and Ives, 6803 S. Tucson Way,
      Centennial, CO 80112-3924.

3.    The biography of Carol E. Wolf on Page 38 is deleted and the biography of John C. Bonnell is added:

       ----------------------------------------------------------------------------
       John C. Bonnell,      Vice President (since May 2004) of OppenheimerFunds,
       Vice President and    Inc.; an officer of 2 other portfolios in the
       Portfolio Manager     OppenheimerFunds complex; formerly a portfolio
       since 2004            manager at Strong Financial Corp. (1999-2004).
       Age:  39
       ----------------------------------------------------------------------------

      June 7, 2004
PX0780.005